PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 96.5%
Common Stocks 93.8%
Aerospace & Defense 1.7%
AAR Corp.	43	$842
Aerojet Rocketdyne Holdings, Inc.*	130	5,348
AeroVironment, Inc.*	34	2,049
Axon Enterprise, Inc.*	100	7,271
Boeing Co. (The)	917	129,315
Cubic Corp.	50	1,910
Curtiss-Wright Corp.	78	8,085
General Dynamics Corp.	403	52,640
Howmet Aerospace, Inc.	630	8,234
Huntington Ingalls Industries, Inc.	70	13,399
L3Harris Technologies, Inc.	383	74,187
Lockheed Martin Corp.	427	166,129
Mercury Systems, Inc.*	110	9,808
Moog, Inc. (Class A Stock)	58	2,870
National Presto Industries, Inc.	8	650
Northrop Grumman Corp.	273	90,273
Park Aerospace Corp.	23	306
Raytheon Technologies Corp.	2,539	164,552
Teledyne Technologies, Inc.*	64	20,843
Textron, Inc.	350	9,226
TransDigm Group, Inc.	87	31,588
Triumph Group, Inc.	40	282
		799,807
Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc.*	30	985
C.H. Robinson Worldwide, Inc.	246	17,441
Echo Global Logistics, Inc.*	20	351
Expeditors International of Washington, Inc.	300	21,481
FedEx Corp.	415	52,610
Forward Air Corp.	40	2,064
Hub Group, Inc. (Class A Stock)*	60	2,887
United Parcel Service, Inc. (Class B Stock)	1,210	114,539
XPO Logistics, Inc.*	160	10,678
		223,036
Airlines 0.2%
Alaska Air Group, Inc.	203	6,602
Allegiant Travel Co.	23	1,805
American Airlines Group, Inc.	636	7,638

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc.	970	$25,133
Hawaiian Holdings, Inc.	70	1,008
JetBlue Airways Corp.*	470	4,578
SkyWest, Inc.	80	2,476
Southwest Airlines Co.	890	27,812
United Airlines Holdings, Inc.*	400	11,832
		88,884
Auto Components 0.2%
Adient PLC*	120	1,798
American Axle & Manufacturing Holdings, Inc.*	120	518
Aptiv PLC	450	31,297
BorgWarner, Inc.	350	9,999
Cooper Tire & Rubber Co.	63	1,335
Cooper-Standard Holdings, Inc.*	28	360
Dana, Inc.	210	2,415
Delphi Technologies PLC*	113	1,129
Dorman Products, Inc.*	50	3,154
Fox Factory Holding Corp.*	60	3,061
Garrett Motion, Inc. (Switzerland)*	99	539
Gentex Corp.	430	10,423
Gentherm, Inc.*	40	1,498
Goodyear Tire & Rubber Co. (The)	340	2,438
LCI Industries	47	4,076
Lear Corp.	100	9,765
Motorcar Parts of America, Inc.*	20	285
Standard Motor Products, Inc.	28	1,139
Visteon Corp.*	60	3,618
		88,847
Automobiles 0.2%
Ford Motor Co.	6,600	33,594
General Motors Co.	2,120	47,255
Harley-Davidson, Inc.	240	5,239
Thor Industries, Inc.	104	6,885
Winnebago Industries, Inc.	50	2,218
		95,191

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Banks 3.9%
Allegiance Bancshares, Inc.	30	$752
Ameris Bancorp	106	2,696
Associated Banc-Corp.	221	3,125
Banc of California, Inc.	30	313
BancorpSouth Bank	160	3,502
Bank of America Corp.	13,916	334,680
Bank of Hawaii Corp.	80	5,454
Bank OZK	130	2,941
Banner Corp.	50	1,922
Berkshire Hills Bancorp, Inc.	55	937
Boston Private Financial Holdings, Inc.	70	532
Brookline Bancorp, Inc.	63	643
Cadence BanCorp	200	1,324
Cathay General Bancorp	120	3,350
Central Pacific Financial Corp.	20	350
CIT Group, Inc.	85	1,613
Citigroup, Inc.	3,770	183,071
Citizens Financial Group, Inc.	686	15,360
City Holding Co.	40	2,704
Columbia Banking System, Inc.	115	3,104
Comerica, Inc.	247	8,610
Commerce Bancshares, Inc.	177	10,831
Community Bank System, Inc.	94	5,874
Cullen/Frost Bankers, Inc.	100	7,186
Customers Bancorp, Inc.*	20	255
CVB Financial Corp.	170	3,533
Dime Community Bancshares, Inc.	30	493
Eagle Bancorp, Inc.	50	1,754
East West Bancorp, Inc.	250	8,767
Fifth Third Bancorp	1,158	21,643
First BanCorp. (Puerto Rico)	300	1,749
First Commonwealth Financial Corp.	100	952
First Financial Bancorp	165	2,538
First Financial Bankshares, Inc.	220	6,127
First Horizon National Corp.	460	4,177
First Midwest Bancorp, Inc.	130	1,921
First Republic Bank	298	31,078
FNB Corp.	470	3,802
Franklin Financial Network, Inc.	30	712
Fulton Financial Corp.	250	2,922
Glacier Bancorp, Inc.	133	5,065
Great Western Bancorp, Inc.	86	1,617

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Hancock Whitney Corp.	72	$1,506
Hanmi Financial Corp.	20	241
Heritage Financial Corp.	35	702
Home BancShares, Inc.	220	3,373
Hope Bancorp, Inc.	170	1,692
Huntington Bancshares, Inc.	1,750	16,170
Independent Bank Corp.	55	4,009
International Bancshares Corp.	80	2,319
JPMorgan Chase & Co.	5,393	516,434
KeyCorp	1,600	18,640
M&T Bank Corp.	227	25,442
National Bank Holdings Corp. (Class A Stock)	53	1,409
NBT Bancorp, Inc.	83	2,750
OFG Bancorp (Puerto Rico)	40	503
Old National Bancorp	230	3,259
Opus Bank	20	384
Pacific Premier Bancorp, Inc.	70	1,495
PacWest Bancorp	190	3,846
People’s United Financial, Inc.	690	8,756
Pinnacle Financial Partners, Inc.	120	4,830
PNC Financial Services Group, Inc. (The)	759	80,963
Preferred Bank	20	763
Prosperity Bancshares, Inc.	166	9,948
Regions Financial Corp.	1,580	16,985
S&T Bancorp, Inc.	56	1,496
Seacoast Banking Corp. of Florida*	60	1,348
ServisFirst Bancshares, Inc.	80	2,842
Signature Bank	90	9,646
Simmons First National Corp. (Class A Stock)	150	2,805
Southside Bancshares, Inc.	61	1,855
Sterling Bancorp	315	3,884
SVB Financial Group*	94	18,158
Synovus Financial Corp.	240	5,042
TCF Financial Corp.	261	7,749
Texas Capital Bancshares, Inc.*	20	556
Tompkins Financial Corp.	20	1,350
Triumph Bancorp, Inc.*	30	831
Truist Financial Corp.	2,285	85,276
Trustmark Corp.	90	2,395
U.S. Bancorp	2,414	88,111
UMB Financial Corp.	56	2,847
Umpqua Holdings Corp.	310	3,883

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
United Bankshares, Inc.	172	$5,153
United Community Banks, Inc.	100	2,114
Valley National Bancorp	578	4,832
Veritex Holdings, Inc.	49	860
Webster Financial Corp.	140	3,955
Wells Fargo & Co.	6,591	191,469
Westamerica BanCorp	40	2,520
Wintrust Financial Corp.	90	3,771
Zions Bancorp NA	294	9,293
		1,890,439
Beverages 1.6%
Boston Beer Co., Inc. (The) (Class A Stock)*	20	9,330
Brown-Forman Corp. (Class B Stock)	307	19,095
Coca-Cola Co. (The)	6,620	303,792
Coca-Cola Consolidated, Inc.	12	2,826
Constellation Brands, Inc. (Class A Stock)	288	47,431
MGP Ingredients, Inc.	17	641
Molson Coors Beverage Co. (Class B Stock)	330	13,533
Monster Beverage Corp.*	658	40,671
National Beverage Corp.*	20	1,005
PepsiCo, Inc.	2,411	318,951
		757,275
Biotechnology 2.2%
AbbVie, Inc.	2,554	209,939
Acorda Therapeutics, Inc.*	40	38
Alexion Pharmaceuticals, Inc.*	384	41,268
AMAG Pharmaceuticals, Inc.*	20	161
Amgen, Inc.	1,022	244,483
Anika Therapeutics, Inc.*	22	731
Arrowhead Pharmaceuticals, Inc.*	170	5,853
Biogen, Inc.*	312	92,611
Cytokinetics, Inc.*	30	453
Eagle Pharmaceuticals, Inc.*	18	918
Emergent BioSolutions, Inc.*	80	5,916
Enanta Pharmaceuticals, Inc.*	26	1,206
Exelixis, Inc.*	480	11,854
Gilead Sciences, Inc.	2,184	183,456
Incyte Corp.*	310	30,274

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Ligand Pharmaceuticals, Inc.*	31	$3,056
Momenta Pharmaceuticals, Inc.*	190	6,023
Myriad Genetics, Inc.*	90	1,391
Progenics Pharmaceuticals, Inc.*	40	158
Regeneron Pharmaceuticals, Inc.*	141	74,149
REGENXBIO, Inc.*	50	1,991
Spectrum Pharmaceuticals, Inc.*	95	275
United Therapeutics Corp.*	80	8,765
Vanda Pharmaceuticals, Inc.*	70	805
Vertex Pharmaceuticals, Inc.*	450	113,040
Xencor, Inc.*	70	2,046
		1,040,860
Building Products 0.4%
A.O. Smith Corp.	220	9,323
AAON, Inc.	83	3,954
Allegion PLC	156	15,684
American Woodmark Corp.*	40	2,056
Apogee Enterprises, Inc.	36	736
Carrier Global Corp.*	1,320	23,377
Fortune Brands Home & Security, Inc.	250	12,050
Gibraltar Industries, Inc.*	59	2,732
Griffon Corp.	25	410
Insteel Industries, Inc.	10	176
Johnson Controls International PLC	1,310	38,134
Lennox International, Inc.	67	12,507
Masco Corp.	470	19,289
Owens Corning	180	7,805
Patrick Industries, Inc.	30	1,237
PGT Innovations, Inc.*	50	517
Quanex Building Products Corp.	30	374
Resideo Technologies, Inc.*	182	934
Simpson Manufacturing Co., Inc.	80	5,768
Trane Technologies PLC	416	36,367
Trex Co., Inc.*	114	10,855
Universal Forest Products, Inc.	80	3,290
		207,575
Capital Markets 2.5%
Affiliated Managers Group, Inc.	83	5,807

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Ameriprise Financial, Inc.	216	$24,827
Bank of New York Mellon Corp. (The)	1,448	54,358
BlackRock, Inc.	203	101,914
Blucora, Inc.*	60	844
Calamos Asset Management, Inc. (Class A Stock)*^	60	—
Cboe Global Markets, Inc.	206	20,472
Charles Schwab Corp. (The)	1,978	74,610
CME Group, Inc.	623	111,025
Donnelley Financial Solutions, Inc.*	20	146
E*TRADE Financial Corp.	385	15,635
Eaton Vance Corp.	210	7,707
Evercore, Inc. (Class A Stock)	60	3,096
FactSet Research Systems, Inc.	72	19,800
Federated Hermes, Inc.	140	3,188
Franklin Resources, Inc.	450	8,478
Goldman Sachs Group, Inc. (The)	553	101,431
Greenhill & Co., Inc.	20	213
Interactive Brokers Group, Inc. (Class A Stock)	145	5,945
Intercontinental Exchange, Inc.	964	86,230
INTL. FCStone, Inc.*	20	799
Invesco Ltd.	600	5,172
Janus Henderson Group PLC (United Kingdom)	248	4,439
Legg Mason, Inc.	140	6,976
MarketAxess Holdings, Inc.	66	30,031
Moody’s Corp.	287	69,999
Morgan Stanley	2,000	78,860
MSCI, Inc.	149	48,723
Nasdaq, Inc.	198	21,715
Northern Trust Corp.	375	29,685
Piper Sandler Cos.	26	1,402
Raymond James Financial, Inc.	216	14,239
S&P Global, Inc.	421	123,302
SEI Investments Co.	210	10,701
State Street Corp.	630	39,715
Stifel Financial Corp.	110	4,871
T. Rowe Price Group, Inc.	400	46,252
Virtus Investment Partners, Inc.	14	1,138
Waddell & Reed Financial, Inc. (Class A Stock)	80	1,164
WisdomTree Investments, Inc.	90	292
		1,185,201

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Chemicals 1.7%
AdvanSix, Inc.*	24	$292
Air Products & Chemicals, Inc.	380	85,720
Albemarle Corp.	201	12,347
American Vanguard Corp.	30	377
Ashland Global Holdings, Inc.	102	6,292
Balchem Corp.	70	6,247
Cabot Corp.	90	3,050
Celanese Corp.	210	17,445
CF Industries Holdings, Inc.	360	9,900
Chemours Co. (The)	258	3,026
Corteva, Inc.	1,251	32,764
Dow, Inc.	1,261	46,266
DuPont de Nemours, Inc.	1,271	59,762
Eastman Chemical Co.	230	13,917
Ecolab, Inc.	438	84,753
Ferro Corp.*	100	997
FMC Corp.	235	21,597
FutureFuel Corp.	30	311
GCP Applied Technologies, Inc.*	80	1,370
Hawkins, Inc.	10	374
HB Fuller Co.	70	2,575
Ingevity Corp.*	62	3,219
Innospec, Inc.	56	4,061
International Flavors & Fragrances, Inc.	193	25,289
Koppers Holdings, Inc.*	20	315
Kraton Corp.*	52	812
Linde PLC (United Kingdom)	928	170,743
Livent Corp.*	191	1,184
LSB Industries, Inc.*	50	100
LyondellBasell Industries NV (Class A Stock)	430	24,919
Minerals Technologies, Inc.	54	2,378
Mosaic Co. (The)	530	6,100
NewMarket Corp.	15	6,172
Olin Corp.	240	3,204
PolyOne Corp.	137	3,191
PPG Industries, Inc.	413	37,513
Quaker Chemical Corp.	30	4,564
Rayonier Advanced Materials, Inc.	60	107
RPM International, Inc.	230	15,274
Scotts Miracle-Gro Co. (The)	70	8,682
Sensient Technologies Corp.	70	3,345
Sherwin-Williams Co. (The)	144	77,237

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Stepan Co.	48	$4,579
Tredegar Corp.	20	330
Trinseo SA	60	1,227
Valvoline, Inc.	292	5,020
		818,947
Commercial Services & Supplies 0.5%
ABM Industries, Inc.	100	3,449
Brady Corp. (Class A Stock)	80	3,483
Brink’s Co. (The)	100	5,112
Cintas Corp.	146	32,387
Clean Harbors, Inc.*	85	4,542
Copart, Inc.*	360	28,840
Deluxe Corp.	70	1,972
Harsco Corp.*	90	898
Healthcare Services Group, Inc.	100	2,549
Herman Miller, Inc.	36	812
HNI Corp.	50	1,217
Interface, Inc.	60	554
KAR Auction Services, Inc.	210	3,146
Matthews International Corp. (Class A Stock)	40	958
Mobile Mini, Inc.	60	1,714
MSA Safety, Inc.	63	7,089
Pitney Bowes, Inc.	210	741
Republic Services, Inc.	360	28,202
Rollins, Inc.	220	8,800
RR Donnelley & Sons Co.	30	51
Stericycle, Inc.*	166	8,101
Team, Inc.*	20	123
Tetra Tech, Inc.	100	7,528
UniFirst Corp.	30	5,045
US Ecology, Inc.	30	983
Viad Corp.	30	719
Waste Management, Inc.	677	67,714
		226,729
Communications Equipment 0.9%
ADTRAN, Inc.	20	206
Applied Optoelectronics, Inc.*	20	214
Arista Networks, Inc.*	96	21,053

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment (cont’d.)
CalAmp Corp.*	30	$202
Ciena Corp.*	256	11,840
Cisco Systems, Inc.	7,286	308,781
Comtech Telecommunications Corp.	32	592
Digi International, Inc.*	30	341
Extreme Networks, Inc.*	120	408
F5 Networks, Inc.*	108	15,040
Harmonic, Inc.*	50	290
InterDigital, Inc.	60	3,466
Juniper Networks, Inc.	540	11,664
Lumentum Holdings, Inc.*	130	10,518
Motorola Solutions, Inc.	293	42,136
NETGEAR, Inc.*	50	1,199
NetScout Systems, Inc.*	100	2,648
Plantronics, Inc.	52	734
ViaSat, Inc.*	95	4,028
Viavi Solutions, Inc.*	360	4,349
		439,709
Construction & Engineering 0.1%
AECOM*	274	9,935
Aegion Corp.*	20	321
Arcosa, Inc.	73	2,721
Comfort Systems USA, Inc.	57	1,898
Dycom Industries, Inc.*	48	1,565
EMCOR Group, Inc.	100	6,353
Fluor Corp.	200	2,340
Granite Construction, Inc.	60	986
Jacobs Engineering Group, Inc.	240	19,860
MasTec, Inc.*	110	3,949
MYR Group, Inc.*	20	600
Quanta Services, Inc.	250	9,090
Valmont Industries, Inc.	35	4,104
		63,722
Construction Materials 0.1%
Eagle Materials, Inc.	73	4,454
Martin Marietta Materials, Inc.	115	21,876

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Construction Materials (cont’d.)
U.S. Concrete, Inc.*	20	$384
Vulcan Materials Co.	226	25,531
		52,245
Consumer Finance 0.5%
American Express Co.	1,156	105,485
Capital One Financial Corp.	805	52,132
Discover Financial Services	534	22,946
Encore Capital Group, Inc.*	50	1,299
Enova International, Inc.*	40	642
EZCORP, Inc. (Class A Stock)*	40	224
FirstCash, Inc.	82	5,891
Green Dot Corp. (Class A Stock)*	80	2,440
LendingTree, Inc.*	14	3,491
Navient Corp.	270	2,057
PRA Group, Inc.*	60	1,664
SLM Corp.	620	5,171
Synchrony Financial	900	17,811
World Acceptance Corp.*	10	679
		221,932
Containers & Packaging 0.3%
Amcor PLC	2,715	24,353
AptarGroup, Inc.	110	11,779
Avery Dennison Corp.	140	15,454
Ball Corp.	580	38,042
Greif, Inc. (Class A Stock)	40	1,356
International Paper Co.	660	22,605
Myers Industries, Inc.	35	433
O-I Glass, Inc.	230	1,895
Packaging Corp. of America	178	17,204
Sealed Air Corp.	260	7,433
Silgan Holdings, Inc.	110	3,795
Sonoco Products Co.	170	8,303
Westrock Co.	440	14,164
		166,816
Distributors 0.1%
Core-Mark Holding Co., Inc.	60	1,724

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Distributors (cont’d.)
Genuine Parts Co.	262	$20,771
LKQ Corp.*	470	12,291
Pool Corp.	77	16,298
		51,084
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	90	2,859
American Public Education, Inc.*	20	515
Graham Holdings Co. (Class B Stock)	12	4,680
Grand Canyon Education, Inc.*	80	6,882
H&R Block, Inc.	310	5,161
Perdoceo Education Corp.*	90	1,170
Regis Corp.*	30	373
Service Corp. International	320	11,757
Strategic Education, Inc.	39	6,213
WW International, Inc.*	70	1,786
		41,396
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc. (Class B Stock)*	3,365	630,466
FGL Holdings	200	2,076
Jefferies Financial Group, Inc.	366	5,022
		637,564
Diversified Telecommunication Services 1.7%
AT&T, Inc.	12,562	382,764
ATN International, Inc.	20	1,242
CenturyLink, Inc.	1,568	16,652
Cincinnati Bell, Inc.*	40	586
Cogent Communications Holdings, Inc.	70	5,868
Consolidated Communications Holdings, Inc.*	60	376
Iridium Communications, Inc.*	130	2,926
Verizon Communications, Inc.	7,114	408,699
Vonage Holdings Corp.*	340	2,843
		821,956
Electric Utilities 1.9%
ALLETE, Inc.	100	5,756
Alliant Energy Corp.	420	20,391

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
American Electric Power Co., Inc.	856	$71,142
Duke Energy Corp.	1,258	106,502
Edison International	610	35,813
El Paso Electric Co.	80	5,440
Entergy Corp.	340	32,473
Evergy, Inc.	381	22,262
Eversource Energy	558	45,031
Exelon Corp.	1,672	61,998
FirstEnergy Corp.	920	37,968
Hawaiian Electric Industries, Inc.	190	7,499
IDACORP, Inc.	100	9,178
NextEra Energy, Inc.	847	195,759
NRG Energy, Inc.	420	14,083
OGE Energy Corp.	353	11,127
Pinnacle West Capital Corp.	192	14,782
PNM Resources, Inc.	140	5,669
PPL Corp.	1,294	32,893
Southern Co. (The)	1,806	102,454
Xcel Energy, Inc.	900	57,204
		895,424
Electrical Equipment 0.5%
Acuity Brands, Inc.	73	6,321
AMETEK, Inc.	390	32,709
AZZ, Inc.	30	942
Eaton Corp. PLC	718	59,953
Emerson Electric Co.	1,050	59,881
Encore Wire Corp.	42	1,923
EnerSys	65	3,795
Generac Holdings, Inc.*	120	11,693
Hubbell, Inc.	96	11,945
nVent Electric PLC	240	4,476
Powell Industries, Inc.	10	254
Regal Beloit Corp.	70	4,971
Rockwell Automation, Inc.	200	37,896
Sunrun, Inc.*	100	1,403
Vicor Corp.*	30	1,595
		239,757

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp. (Class A Stock)	512	$45,189
Anixter International, Inc.*	62	5,757
Arlo Technologies, Inc.*	99	271
Arrow Electronics, Inc.*	150	9,438
Avnet, Inc.	180	5,404
Badger Meter, Inc.	60	3,542
Bel Fuse, Inc. (Class B Stock)	20	149
Belden, Inc.	60	2,051
Benchmark Electronics, Inc.	50	1,033
CDW Corp.	250	27,700
Cognex Corp.	300	16,572
Coherent, Inc.*	40	5,115
Corning, Inc.	1,280	28,173
CTS Corp.	40	926
Daktronics, Inc.	50	226
ePlus, Inc.*	36	2,547
Fabrinet (Thailand)*	60	3,765
FARO Technologies, Inc.*	40	2,196
FLIR Systems, Inc.	220	9,548
II-VI, Inc.*	117	4,027
Insight Enterprises, Inc.*	60	3,257
IPG Photonics Corp.*	62	8,018
Itron, Inc.*	70	4,887
Jabil, Inc.	190	5,404
KEMET Corp.	95	2,566
Keysight Technologies, Inc.*	325	31,450
Knowles Corp.*	130	2,022
Littelfuse, Inc.	51	7,407
Methode Electronics, Inc.	66	1,981
MTS Systems Corp.	40	851
National Instruments Corp.	190	7,300
OSI Systems, Inc.*	26	1,882
PC Connection, Inc.	20	919
Plexus Corp.*	57	3,573
Rogers Corp.*	32	3,553
Sanmina Corp.*	110	3,050
ScanSource, Inc.*	40	1,037
SYNNEX Corp.	71	6,217
TE Connectivity Ltd.	594	43,635
Tech Data Corp.*	62	8,720
Trimble, Inc.*	430	14,891
TTM Technologies, Inc.*	150	1,739

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Vishay Intertechnology, Inc.	220	$3,650
Zebra Technologies Corp. (Class A Stock)*	98	22,507
		364,145
Energy Equipment & Services 0.2%
Apergy Corp.*	106	976
Archrock, Inc.	110	529
Baker Hughes Co.	1,090	15,205
Core Laboratories NV	65	1,275
DMC Global, Inc.	20	516
Dril-Quip, Inc.*	50	1,656
Era Group, Inc.*	30	154
Exterran Corp.*	18	122
Geospace Technologies Corp.*	20	124
Halliburton Co.	1,484	15,582
Helix Energy Solutions Group, Inc.*	140	356
Helmerich & Payne, Inc.	180	3,559
Matrix Service Co.*	40	418
Nabors Industries Ltd.	8	118
National Oilwell Varco, Inc.	620	7,837
Newpark Resources, Inc.*	60	92
Noble Corp. PLC*	350	90
Oceaneering International, Inc.*	120	617
Oil States International, Inc.*	70	241
Patterson-UTI Energy, Inc.	260	959
ProPetro Holding Corp.*	85	360
RPC, Inc.	90	307
Schlumberger Ltd.	2,333	39,241
SEACOR Holdings, Inc.*	25	706
TechnipFMC PLC (United Kingdom)	660	5,881
TETRA Technologies, Inc.*	150	73
Transocean Ltd.*	830	1,062
US Silica Holdings, Inc.	80	154
Valaris PLC (Saudi Arabia)*(a)	257	117
		98,327
Entertainment 1.7%
Activision Blizzard, Inc.	1,332	84,888
Cinemark Holdings, Inc.	165	2,356
Electronic Arts, Inc.*	499	57,016

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Glu Mobile, Inc.*	190	$1,482
Live Nation Entertainment, Inc.*	240	10,769
Marcus Corp. (The)	20	291
Netflix, Inc.*	758	318,246
Take-Two Interactive Software, Inc.*	210	25,421
Walt Disney Co. (The)	3,103	335,589
World Wrestling Entertainment, Inc. (Class A Stock)	80	3,558
		839,616
Equity Real Estate Investment Trusts (REITs) 3.1%
Acadia Realty Trust	110	1,363
Agree Realty Corp.	80	5,209
Alexander & Baldwin, Inc.	82	1,077
Alexandria Real Estate Equities, Inc.	218	34,246
American Assets Trust, Inc.	70	1,982
American Campus Communities, Inc.	230	8,117
American Tower Corp.	763	181,594
Apartment Investment & Management Co. (Class A Stock)	239	9,003
Armada Hoffler Properties, Inc.	35	336
AvalonBay Communities, Inc.	239	38,945
Boston Properties, Inc.	254	24,684
Brixmor Property Group, Inc.	480	5,496
Camden Property Trust	176	15,500
CareTrust REIT, Inc.	130	2,142
CBL & Associates Properties, Inc.*	85	25
Cedar Realty Trust, Inc.	70	74
Chatham Lodging Trust	25	188
Community Healthcare Trust, Inc.	20	744
CoreCivic, Inc.	140	1,837
CoreSite Realty Corp.	71	8,604
Corporate Office Properties Trust	180	4,756
Cousins Properties, Inc.	245	7,392
Crown Castle International Corp.	716	114,152
CyrusOne, Inc.	200	14,030
DiamondRock Hospitality Co.	250	1,557
Digital Realty Trust, Inc.	460	68,765
Diversified Healthcare Trust	310	964
Douglas Emmett, Inc.	290	8,842
Duke Realty Corp.	630	21,861
Easterly Government Properties, Inc.	85	2,287
EastGroup Properties, Inc.	72	7,632

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
EPR Properties	130	$3,825
Equinix, Inc.	148	99,930
Equity Residential	594	38,646
Essential Properties Realty Trust, Inc.	140	2,057
Essex Property Trust, Inc.	122	29,780
Extra Space Storage, Inc.	229	20,207
Federal Realty Investment Trust	123	10,242
First Industrial Realty Trust, Inc.	230	8,687
Four Corners Property Trust, Inc.	90	2,015
Franklin Street Properties Corp.	170	925
GEO Group, Inc. (The)	155	1,965
Getty Realty Corp.	55	1,494
Global Net Lease, Inc.	110	1,583
Healthcare Realty Trust, Inc.	215	6,319
Healthpeak Properties, Inc.	830	21,696
Hersha Hospitality Trust	20	105
Highwoods Properties, Inc.	190	7,374
Host Hotels & Resorts, Inc.	1,160	14,280
Independence Realty Trust, Inc.	140	1,410
Industrial Logistics Properties Trust	100	1,869
Innovative Industrial Properties, Inc.	33	2,589
Investors Real Estate Trust	20	1,253
Iron Mountain, Inc.	440	10,639
iStar, Inc.	120	1,202
JBG SMITH Properties	200	6,790
Kilroy Realty Corp.	160	9,962
Kimco Realty Corp.	660	7,201
Kite Realty Group Trust	80	818
Lamar Advertising Co. (Class A Stock)	150	8,647
Lexington Realty Trust	400	4,180
Life Storage, Inc.	85	7,445
LTC Properties, Inc.	60	2,136
Macerich Co. (The)	166	1,240
Mack-Cali Realty Corp.	130	2,105
Medical Properties Trust, Inc.	870	14,912
Mid-America Apartment Communities, Inc.	194	21,712
National Retail Properties, Inc.	264	8,617
National Storage Affiliates Trust	90	2,563
NexPoint Residential Trust, Inc.	40	1,203
Office Properties Income Trust	63	1,726
Omega Healthcare Investors, Inc.	330	9,619
Park Hotels & Resorts, Inc.	350	3,328

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Pebblebrook Hotel Trust	190	$2,250
Pennsylvania Real Estate Investment Trust	20	20
PotlatchDeltic Corp.	123	4,319
Prologis, Inc.	1,270	113,322
PS Business Parks, Inc.	36	4,647
Public Storage	267	49,515
Rayonier, Inc.	190	4,566
Realty Income Corp.	576	31,634
Regency Centers Corp.	271	11,900
Retail Opportunity Investments Corp.	150	1,456
RPT Realty	80	546
Sabra Health Care REIT, Inc.	343	4,397
Safehold, Inc.	20	1,155
Saul Centers, Inc.	10	326
SBA Communications Corp.	196	56,824
Service Properties Trust	240	1,663
Simon Property Group, Inc.	534	35,655
SL Green Realty Corp.	137	7,268
Spirit Realty Capital, Inc.	170	5,229
Summit Hotel Properties, Inc.	95	576
Tanger Factory Outlet Centers, Inc.	130	978
Taubman Centers, Inc.	100	4,310
UDR, Inc.	485	18,173
Uniti Group, Inc.	250	1,765
Universal Health Realty Income Trust	26	2,781
Urban Edge Properties	150	1,725
Urstadt Biddle Properties, Inc. (Class A Stock)	20	292
Ventas, Inc.	616	19,928
Vornado Realty Trust	270	11,831
Washington Prime Group, Inc.	130	112
Washington Real Estate Investment Trust	70	1,632
Weingarten Realty Investors	180	3,274
Welltower, Inc.	698	35,759
Weyerhaeuser Co.	1,230	26,900
Whitestone REIT	30	203
Xenia Hotels & Resorts, Inc.	160	1,552
		1,466,183
Food & Staples Retailing 1.5%
Andersons, Inc. (The)	33	560
BJ’s Wholesale Club Holdings, Inc.*	190	4,999

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
Casey’s General Stores, Inc.	70	$10,599
Chefs’ Warehouse, Inc. (The)*	30	422
Costco Wholesale Corp.	764	231,492
Kroger Co. (The)	1,362	43,053
PriceSmart, Inc.	30	1,906
SpartanNash Co.	20	343
Sprouts Farmers Market, Inc.*	170	3,533
Sysco Corp.	882	49,630
United Natural Foods, Inc.*	50	532
Walgreens Boots Alliance, Inc.	1,284	55,584
Walmart, Inc.	2,441	296,704
		699,357
Food Products 1.2%
Archer-Daniels-Midland Co.	950	35,283
B&G Foods, Inc.	96	1,864
Calavo Growers, Inc.	30	1,740
Cal-Maine Foods, Inc.	43	1,785
Campbell Soup Co.	280	13,994
Conagra Brands, Inc.	826	27,621
Darling Ingredients, Inc.*	240	4,942
Flowers Foods, Inc.	310	6,907
Fresh Del Monte Produce, Inc.	50	1,425
General Mills, Inc.	1,040	62,286
Hain Celestial Group, Inc. (The)*	110	2,842
Hershey Co. (The)	265	35,094
Hormel Foods Corp.	480	22,488
Ingredion, Inc.	128	10,394
J&J Snack Foods Corp.	34	4,319
J.M. Smucker Co. (The)	212	24,361
John B. Sanfilippo & Son, Inc.	10	821
Kellogg Co.	430	28,165
Kraft Heinz Co. (The)	1,078	32,696
Lamb Weston Holdings, Inc.	260	15,954
Lancaster Colony Corp.	35	4,712
McCormick & Co., Inc.	220	34,505
Mondelez International, Inc. (Class A Stock)	2,476	127,365
Pilgrim’s Pride Corp.*	80	1,760
Post Holdings, Inc.*	120	11,022
Sanderson Farms, Inc.	35	4,765
Seneca Foods Corp. (Class A Stock)*	16	576

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Tootsie Roll Industries, Inc.	20	$703
TreeHouse Foods, Inc.*	98	5,070
Tyson Foods, Inc. (Class A Stock)	502	31,219
		556,678
Gas Utilities 0.1%
Atmos Energy Corp.	216	22,025
National Fuel Gas Co.	130	5,330
New Jersey Resources Corp.	170	5,743
Northwest Natural Holding Co.	56	3,646
ONE Gas, Inc.	86	6,855
South Jersey Industries, Inc.	130	3,717
Southwest Gas Holdings, Inc.	96	7,277
Spire, Inc.	86	6,274
UGI Corp.	350	10,563
		71,430
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	3,038	279,769
ABIOMED, Inc.*	77	14,726
Align Technology, Inc.*	123	26,427
AngioDynamics, Inc.*	30	313
Avanos Medical, Inc.*	70	2,173
Baxter International, Inc.	880	78,126
Becton, Dickinson & Co.	472	119,194
Boston Scientific Corp.*	2,370	88,828
Cantel Medical Corp.	60	2,220
Cardiovascular Systems, Inc.*	50	2,100
CONMED Corp.	50	3,695
Cooper Cos., Inc. (The)	90	25,803
CryoLife, Inc.*	30	670
Cutera, Inc.*	10	135
Danaher Corp.	1,107	180,950
Dentsply Sirona, Inc.	380	16,127
Edwards Lifesciences Corp.*	358	77,865
Glaukos Corp.*	70	2,568
Globus Medical, Inc. (Class A Stock)*	122	5,790
Haemonetics Corp.*	90	10,240
Heska Corp.*	27	1,912
Hill-Rom Holdings, Inc.	130	14,624

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Hologic, Inc.*	480	$24,048
ICU Medical, Inc.*	40	8,772
IDEXX Laboratories, Inc.*	148	41,085
Inogen, Inc.*	26	1,300
Integer Holdings Corp.*	60	4,468
Integra LifeSciences Holdings Corp.*	115	5,871
Intuitive Surgical, Inc.*	203	103,709
Invacare Corp.	40	301
Lantheus Holdings, Inc.*	40	522
LeMaitre Vascular, Inc.	17	484
LivaNova PLC*	95	5,046
Masimo Corp.*	87	18,610
Medtronic PLC	2,306	225,135
Meridian Bioscience, Inc.*	44	528
Merit Medical Systems, Inc.*	86	3,511
Mesa Laboratories, Inc.	10	2,380
Natus Medical, Inc.*	40	1,000
Neogen Corp.*	93	5,821
NuVasive, Inc.*	85	5,175
OraSure Technologies, Inc.*	25	398
Orthofix Medical, Inc.*	30	1,063
Penumbra, Inc.*	55	9,753
ResMed, Inc.	246	38,209
STERIS PLC	153	21,802
Stryker Corp.	562	104,774
Surmodics, Inc.*	20	762
Tactile Systems Technology, Inc.*	41	2,116
Teleflex, Inc.	82	27,503
Varex Imaging Corp.*	39	1,019
Varian Medical Systems, Inc.*	160	18,301
West Pharmaceutical Services, Inc.	130	24,604
Zimmer Biomet Holdings, Inc.	350	41,895
		1,704,220
Health Care Providers & Services 2.8%
Acadia Healthcare Co., Inc.*	135	3,241
Addus HomeCare Corp.*	18	1,458
Amedisys, Inc.*	56	10,313
AmerisourceBergen Corp.	256	22,953
AMN Healthcare Services, Inc.*	80	3,758
Anthem, Inc.	439	123,240

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
BioTelemetry, Inc.*	59	$2,756
Cardinal Health, Inc.	500	24,740
Centene Corp.*	1,014	67,512
Chemed Corp.	31	12,914
Cigna Corp.	644	126,082
Community Health Systems, Inc.*	60	182
CorVel Corp.*	14	738
Covetrus, Inc.*	142	1,688
Cross Country Healthcare, Inc.*	30	189
CVS Health Corp.	2,253	138,672
DaVita, Inc.*	150	11,851
Encompass Health Corp.	170	11,262
Ensign Group, Inc. (The)	80	2,993
Hanger, Inc.*	60	1,102
HCA Healthcare, Inc.	459	50,435
HealthEquity, Inc.*	130	7,315
Henry Schein, Inc.*	248	13,531
Humana, Inc.	230	87,819
Laboratory Corp. of America Holdings*	175	28,779
LHC Group, Inc.*	49	6,370
Magellan Health, Inc.*	34	2,065
McKesson Corp.	291	41,104
MEDNAX, Inc.*	130	1,888
Molina Healthcare, Inc.*	110	18,037
Owens & Minor, Inc.	30	212
Patterson Cos., Inc.	144	2,632
Pennant Group, Inc. (The)*	40	792
Providence Service Corp. (The)*	16	928
Quest Diagnostics, Inc.	234	25,766
RadNet, Inc.*	60	847
Select Medical Holdings Corp.*	160	2,731
Tenet Healthcare Corp.*	160	3,229
Tivity Health, Inc.*	56	502
UnitedHealth Group, Inc.	1,637	478,773
Universal Health Services, Inc. (Class B Stock)	140	14,797
US Physical Therapy, Inc.	20	1,510
		1,357,706
Health Care Technology 0.1%
Allscripts Healthcare Solutions, Inc.*	230	1,495
Cerner Corp.	560	38,858

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Health Care Technology (cont’d.)
Computer Programs & Systems, Inc.	20	$481
HealthStream, Inc.*	20	457
HMS Holdings Corp.*	140	4,014
NextGen Healthcare, Inc.*	30	317
Omnicell, Inc.*	86	6,269
Tabula Rasa HealthCare, Inc.*	40	2,534
		54,425
Hotels, Restaurants & Leisure 1.6%
BJ’s Restaurants, Inc.	30	656
Bloomin’ Brands, Inc.	130	1,567
Boyd Gaming Corp.	102	1,702
Brinker International, Inc.	70	1,630
Caesars Entertainment Corp.*	880	8,501
Carnival Corp.	720	11,448
Cheesecake Factory, Inc. (The)	70	1,560
Chipotle Mexican Grill, Inc.*	45	39,535
Choice Hotels International, Inc.	70	5,253
Churchill Downs, Inc.	67	6,715
Chuy’s Holdings, Inc.*	20	335
Cracker Barrel Old Country Store, Inc.	42	4,091
Darden Restaurants, Inc.	230	16,972
Dave & Buster’s Entertainment, Inc.	50	732
Dine Brands Global, Inc.	30	1,332
Domino’s Pizza, Inc.	68	24,611
Dunkin’ Brands Group, Inc.	152	9,552
El Pollo Loco Holdings, Inc.*	31	379
Eldorado Resorts, Inc.*	40	858
Fiesta Restaurant Group, Inc.*	30	218
Hilton Worldwide Holdings, Inc.	483	36,568
Jack in the Box, Inc.	50	3,015
Las Vegas Sands Corp.	570	27,371
Marriott International, Inc. (Class A Stock)	465	42,287
Marriott Vacations Worldwide Corp.	66	5,478
McDonald’s Corp.	1,298	243,453
MGM Resorts International	842	14,171
Monarch Casino & Resort, Inc.*	20	667
Norwegian Cruise Line Holdings Ltd.*	356	5,838
Papa John’s International, Inc.	36	2,589
Penn National Gaming, Inc.*	90	1,604
Red Robin Gourmet Burgers, Inc.*	10	146

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Royal Caribbean Cruises Ltd.	300	$14,031
Ruth’s Hospitality Group, Inc.	30	338
Scientific Games Corp.*	80	1,009
Shake Shack, Inc. (Class A Stock)*	48	2,616
Six Flags Entertainment Corp.	40	800
Starbucks Corp.	2,039	156,452
Texas Roadhouse, Inc.	120	5,651
Wendy’s Co. (The)	270	5,362
Wingstop, Inc.	48	5,629
Wyndham Destinations, Inc.	140	3,580
Wyndham Hotels & Resorts, Inc.	170	6,411
Wynn Resorts Ltd.	178	15,224
Yum! Brands, Inc.	517	44,684
		782,621
Household Durables 0.4%
Cavco Industries, Inc.*	14	2,166
Century Communities, Inc.*	40	857
D.R. Horton, Inc.	570	26,915
Ethan Allen Interiors, Inc.	20	226
Garmin Ltd.	256	20,777
Helen of Troy Ltd.*	50	8,214
Installed Building Products, Inc.*	48	2,367
iRobot Corp.*	45	2,743
KB Home	150	3,936
La-Z-Boy, Inc.	80	1,876
Leggett & Platt, Inc.	210	7,377
Lennar Corp. (Class A Stock)	502	25,135
LGI Homes, Inc.*	52	3,150
M/I Homes, Inc.*	46	1,171
MDC Holdings, Inc.	87	2,545
Meritage Homes Corp.*	60	3,154
Mohawk Industries, Inc.*	107	9,386
Newell Brands, Inc.	586	8,134
NVR, Inc.*	7	21,700
PulteGroup, Inc.	440	12,439
Taylor Morrison Home Corp.*	200	2,910
Tempur Sealy International, Inc.*	90	4,837
Toll Brothers, Inc.	200	4,804
TopBuild Corp.*	62	5,778
TRI Pointe Group, Inc.*	185	2,124

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
Tupperware Brands Corp.	80	$258
Universal Electronics, Inc.*	30	1,238
Whirlpool Corp.	106	11,844
		198,061
Household Products 1.6%
Central Garden & Pet Co.*	20	659
Central Garden & Pet Co. (Class A Stock)*	48	1,460
Church & Dwight Co., Inc.	427	29,886
Clorox Co. (The)	222	41,390
Colgate-Palmolive Co.	1,480	103,999
Energizer Holdings, Inc.	106	4,130
Kimberly-Clark Corp.	592	81,980
Procter & Gamble Co. (The)	4,286	505,191
WD-40 Co.	23	4,008
		772,703
Independent Power & Renewable Electricity Producers 0.0%
AES Corp. (The)	1,050	13,913
Industrial Conglomerates 1.0%
3M Co.	992	150,705
Carlisle Cos., Inc.	95	11,491
General Electric Co.	14,850	100,980
Honeywell International, Inc.	1,236	175,388
Raven Industries, Inc.	40	891
Roper Technologies, Inc.	181	61,726
		501,181
Insurance 2.0%
Aflac, Inc.	1,258	46,848
Alleghany Corp.	27	14,410
Allstate Corp. (The)	560	56,963
Ambac Financial Group, Inc.*	55	946
American Equity Investment Life Holding Co.	130	2,733
American Financial Group, Inc.	128	8,479
American International Group, Inc.	1,480	37,636
AMERISAFE, Inc.	34	2,165
Aon PLC	402	69,413

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Arthur J Gallagher & Co.	330	$25,905
Assurant, Inc.	110	11,686
Brighthouse Financial, Inc.*	180	4,628
Brown & Brown, Inc.	410	14,723
Chubb Ltd.	789	85,220
Cincinnati Financial Corp.	264	17,371
CNO Financial Group, Inc.	220	3,093
eHealth, Inc.*	40	4,268
Employers Holdings, Inc.	36	1,093
Everest Re Group Ltd.	76	13,158
First American Financial Corp.	180	8,302
Genworth Financial, Inc. (Class A Stock)*	800	2,904
Globe Life, Inc.	167	13,751
Hanover Insurance Group, Inc. (The)	68	6,826
Hartford Financial Services Group, Inc. (The)	610	23,174
HCI Group, Inc.	14	583
Horace Mann Educators Corp.	60	2,110
James River Group Holdings Ltd.	45	1,597
Kemper Corp.	101	6,789
Kinsale Capital Group, Inc.	50	5,431
Lincoln National Corp.	330	11,705
Loews Corp.	416	14,419
Marsh & McLennan Cos., Inc.	878	85,456
Mercury General Corp.	40	1,638
MetLife, Inc.	1,350	48,708
Old Republic International Corp.	450	7,177
Primerica, Inc.	70	7,274
Principal Financial Group, Inc.	450	16,384
ProAssurance Corp.	90	1,925
Progressive Corp. (The)	1,008	77,918
Prudential Financial, Inc.(g)	690	43,035
Reinsurance Group of America, Inc.	112	11,724
RenaissanceRe Holdings Ltd. (Bermuda)	79	11,535
RLI Corp.	80	5,826
Safety Insurance Group, Inc.	28	2,355
Selective Insurance Group, Inc.	100	5,013
Stewart Information Services Corp.	23	733
Third Point Reinsurance Ltd. (Bermuda)*	80	595
Travelers Cos., Inc. (The)	448	45,342
United Fire Group, Inc.	35	1,001
United Insurance Holdings Corp.	30	257
Universal Insurance Holdings, Inc.	50	912

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Unum Group	325	$5,671
W.R. Berkley Corp.	263	14,202
Willis Towers Watson PLC	226	40,294
		953,304
Interactive Media & Services 4.8%
Alphabet, Inc. (Class A Stock)*	520	700,284
Alphabet, Inc. (Class C Stock)*	514	693,211
Facebook, Inc. (Class A Stock)*	4,139	847,295
QuinStreet, Inc.*	70	711
TripAdvisor, Inc.	150	2,995
Twitter, Inc.*	1,340	38,431
Yelp, Inc.*	30	671
		2,283,598
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc.*	716	1,771,384
Booking Holdings, Inc.*	73	108,082
eBay, Inc.	1,310	52,177
Etsy, Inc.*	200	12,974
Expedia Group, Inc.	251	17,816
Grubhub, Inc.*	150	7,169
Liquidity Services, Inc.*	50	250
PetMed Express, Inc.	20	791
Shutterstock, Inc.	20	760
Stamps.com, Inc.*	33	5,223
		1,976,626
IT Services 5.0%
Accenture PLC (Class A Stock)	1,098	203,339
Akamai Technologies, Inc.*	290	28,336
Alliance Data Systems Corp.	75	3,755
Automatic Data Processing, Inc.	752	110,311
Broadridge Financial Solutions, Inc.	208	24,128
CACI International, Inc. (Class A Stock)*	46	11,506
Cardtronics PLC (Class A Stock)*	44	1,008
Cognizant Technology Solutions Corp. (Class A Stock)	940	54,539
CSG Systems International, Inc.	50	2,429
DXC Technology Co.	423	7,669

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
EVERTEC, Inc. (Puerto Rico)	100	$2,534
ExlService Holdings, Inc.*	54	3,333
Fidelity National Information Services, Inc.	1,055	139,144
Fiserv, Inc.*	980	100,999
FleetCor Technologies, Inc.*	149	35,946
Gartner, Inc.*	150	17,822
Global Payments, Inc.	516	85,666
International Business Machines Corp.	1,535	192,735
Jack Henry & Associates, Inc.	140	22,897
KBR, Inc.	220	4,457
Leidos Holdings, Inc.	230	22,726
LiveRamp Holdings, Inc.*	110	4,165
ManTech International Corp. (Class A Stock)	56	4,175
Mastercard, Inc. (Class A Stock)	1,526	419,604
MAXIMUS, Inc.	110	7,405
NIC, Inc.	70	1,696
Paychex, Inc.	544	37,275
PayPal Holdings, Inc.*	2,032	249,936
Perficient, Inc.*	10	348
Perspecta, Inc.	221	4,767
Sabre Corp.	395	2,872
Science Applications International Corp.	99	8,084
Sykes Enterprises, Inc.*	40	1,145
TTEC Holdings, Inc.	20	780
Unisys Corp.*	60	755
VeriSign, Inc.*	181	37,918
Virtusa Corp.*	40	1,320
Visa, Inc. (Class A Stock)	2,943	525,973
Western Union Co. (The)	710	13,540
WEX, Inc.*	83	10,983
		2,408,020
Leisure Products 0.1%
Brunswick Corp.	140	6,681
Callaway Golf Co.	110	1,575
Hasbro, Inc.	220	15,886
Mattel, Inc.*	580	5,057
Polaris, Inc.	112	7,944
Sturm Ruger & Co., Inc.	34	1,809

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Leisure Products (cont’d.)
Vista Outdoor, Inc.*	90	$911
YETI Holdings, Inc.*	80	2,209
		42,072
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	530	40,630
Bio-Rad Laboratories, Inc. (Class A Stock)*	40	17,604
Bio-Techne Corp.	67	15,075
Charles River Laboratories International, Inc.*	90	13,020
Illumina, Inc.*	257	81,991
IQVIA Holdings, Inc.*	325	46,342
Luminex Corp.	43	1,550
Medpace Holdings, Inc.*	60	4,792
Mettler-Toledo International, Inc.*	43	30,957
NeoGenomics, Inc.*	180	4,921
PerkinElmer, Inc.	188	17,020
PRA Health Sciences, Inc.*	122	11,773
Repligen Corp.*	90	10,453
Syneos Health, Inc.*	110	6,137
Thermo Fisher Scientific, Inc.	692	231,599
Waters Corp.*	113	21,131
		554,995
Machinery 1.6%
AGCO Corp.	110	5,812
Alamo Group, Inc.	24	2,363
Albany International Corp. (Class A Stock)	50	2,557
Astec Industries, Inc.	30	1,203
Barnes Group, Inc.	90	3,454
Briggs & Stratton Corp.	20	45
Caterpillar, Inc.	960	111,725
Chart Industries, Inc.*	68	2,429
CIRCOR International, Inc.*	46	687
Colfax Corp.*	140	3,611
Crane Co.	84	4,574
Cummins, Inc.	266	43,491
Deere & Co.	544	78,913
Donaldson Co., Inc.	210	9,204
Dover Corp.	252	23,600
Enerpac Tool Group Corp.	70	1,194

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
EnPro Industries, Inc.	30	$1,360
ESCO Technologies, Inc.	40	3,052
Federal Signal Corp.	100	2,693
Flowserve Corp.	160	4,507
Fortive Corp.	498	31,872
Franklin Electric Co., Inc.	63	3,200
Graco, Inc.	306	13,666
Greenbrier Cos., Inc. (The)	40	679
Hillenbrand, Inc.	114	2,388
IDEX Corp.	136	20,894
Illinois Tool Works, Inc.	505	82,062
Ingersoll Rand, Inc.*	607	17,652
ITT, Inc.	160	8,435
John Bean Technologies Corp.	50	3,837
Kennametal, Inc.	120	3,073
Lincoln Electric Holdings, Inc.	114	9,178
Lindsay Corp.	25	2,250
Lydall, Inc.*	10	112
Meritor, Inc.*	110	2,255
Mueller Industries, Inc.	90	2,331
Nordson Corp.	90	14,482
Oshkosh Corp.	118	7,969
Otis Worldwide Corp.*	715	36,401
PACCAR, Inc.	600	41,538
Parker-Hannifin Corp.	234	37,000
Pentair PLC	260	8,993
Proto Labs, Inc.*	47	4,775
Snap-on, Inc.	95	12,378
SPX Corp.*	70	2,669
SPX FLOW, Inc.*	60	1,954
Standex International Corp.	24	1,196
Stanley Black & Decker, Inc.	264	29,093
Tennant Co.	30	1,775
Terex Corp.	90	1,367
Timken Co. (The)	130	4,885
Titan International, Inc.	42	59
Toro Co. (The)	190	12,124
Trinity Industries, Inc.	140	2,701
Wabash National Corp.	30	246
Watts Water Technologies, Inc. (Class A Stock)	45	3,708
Westinghouse Air Brake Technologies Corp.	304	17,152

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Woodward, Inc.	110	$6,662
Xylem, Inc.	314	22,577
		782,062
Marine 0.0%
Kirby Corp.*	112	5,983
Matson, Inc.	70	2,117
		8,100
Media 1.2%
AMC Networks, Inc. (Class A Stock)*	70	1,669
Cable One, Inc.	10	19,129
Charter Communications, Inc. (Class A Stock)*	274	135,693
Comcast Corp. (Class A Stock)	7,806	293,740
Discovery, Inc. (Class A Stock)*	230	5,157
Discovery, Inc. (Class C Stock)*	550	11,225
DISH Network Corp. (Class A Stock)*	430	10,756
EW Scripps Co. (The) (Class A Stock)	50	403
Fox Corp. (Class A Stock)	610	15,781
Fox Corp. (Class B Stock)	270	6,901
Gannett Co., Inc.	105	119
Interpublic Group of Cos., Inc. (The)	650	11,037
John Wiley & Sons, Inc. (Class A Stock)	60	2,253
Meredith Corp.	60	890
New York Times Co. (The) (Class A Stock)	230	7,480
News Corp. (Class A Stock)	620	6,144
News Corp. (Class B Stock)	150	1,533
Omnicom Group, Inc.	380	21,671
Scholastic Corp.	30	872
TechTarget, Inc.*	30	700
TEGNA, Inc.	310	3,323
ViacomCBS, Inc. (Class B Stock)	881	15,206
		571,682
Metals & Mining 0.4%
Allegheny Technologies, Inc.*	185	1,389
Arconic Corp.*	157	1,369
Carpenter Technology Corp.	80	1,774
Century Aluminum Co.*	40	174

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Cleveland-Cliffs, Inc.	516	$2,260
Commercial Metals Co.	150	2,391
Compass Minerals International, Inc.	60	2,950
Freeport-McMoRan, Inc.	2,320	20,485
Haynes International, Inc.	16	354
Kaiser Aluminum Corp.	26	1,878
Materion Corp.	36	1,863
Newmont Corp.	1,420	84,461
Nucor Corp.	526	21,666
Olympic Steel, Inc.	20	189
Reliance Steel & Aluminum Co.	120	10,750
Royal Gold, Inc.	118	14,458
Steel Dynamics, Inc.	340	8,252
SunCoke Energy, Inc.	40	126
TimkenSteel Corp.*	30	78
United States Steel Corp.	260	1,997
Warrior Met Coal, Inc.	80	1,004
Worthington Industries, Inc.	50	1,322
		181,190
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Apollo Commercial Real Estate Finance, Inc.	230	1,874
ARMOUR Residential REIT, Inc.	50	442
Capstead Mortgage Corp.	40	208
Granite Point Mortgage Trust, Inc.	60	299
Invesco Mortgage Capital, Inc.	220	669
KKR Real Estate Finance Trust, Inc.	40	631
New York Mortgage Trust, Inc.	445	970
PennyMac Mortgage Investment Trust	140	1,456
Ready Capital Corp.	52	350
Redwood Trust, Inc.	130	533
		7,432
Multiline Retail 0.5%
Big Lots, Inc.	50	1,172
Dillard’s, Inc. (Class A Stock)	30	884
Dollar General Corp.	440	77,132
Dollar Tree, Inc.*	419	33,382
J.C. Penney Co., Inc.*	140	36
Kohl’s Corp.	250	4,615

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail (cont’d.)
Macy’s, Inc.	450	$2,637
Nordstrom, Inc.	166	3,117
Ollie’s Bargain Outlet Holdings, Inc.*	90	6,112
Target Corp.	874	95,913
		225,000
Multi-Utilities 0.9%
Ameren Corp.	420	30,555
Avista Corp.	120	5,165
Black Hills Corp.	120	7,433
CenterPoint Energy, Inc.	844	14,373
CMS Energy Corp.	490	27,974
Consolidated Edison, Inc.	572	45,073
Dominion Energy, Inc.	1,423	109,756
DTE Energy Co.	331	34,338
MDU Resources Group, Inc.	310	6,963
NiSource, Inc.	600	15,066
NorthWestern Corp.	90	5,192
Public Service Enterprise Group, Inc.	870	44,118
Sempra Energy	490	60,686
WEC Energy Group, Inc.	540	48,897
		455,589
Oil, Gas & Consumable Fuels 2.5%
Antero Midstream Corp.	470	2,233
Apache Corp.	620	8,110
Bonanza Creek Energy, Inc.*	30	524
Cabot Oil & Gas Corp.	620	13,404
Callon Petroleum Co.*	635	597
Chevron Corp.	3,254	299,368
Cimarex Energy Co.	166	4,220
CNX Resources Corp.*	280	2,968
Concho Resources, Inc.	338	19,171
ConocoPhillips	1,882	79,232
CONSOL Energy, Inc.*	55	417
Denbury Resources, Inc.*	610	217
Devon Energy Corp.	620	7,731
Diamondback Energy, Inc.	283	12,322
Dorian LPG Ltd.*	50	475
EOG Resources, Inc.	989	46,987

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
EQT Corp.	380	$5,544
Equitrans Midstream Corp.	294	2,464
Exxon Mobil Corp.	7,272	337,930
Green Plains, Inc.	20	117
Gulfport Energy Corp.*	220	562
Hess Corp.	450	21,888
HighPoint Resources Corp.*	75	25
HollyFrontier Corp.	260	8,590
Kinder Morgan, Inc.	3,340	50,868
Laredo Petroleum, Inc.*	170	185
Marathon Oil Corp.	1,250	7,650
Marathon Petroleum Corp.	1,073	34,422
Matador Resources Co.*	145	1,021
Murphy Oil Corp.	210	2,491
Noble Energy, Inc.	810	7,946
Oasis Petroleum, Inc.*	380	268
Occidental Petroleum Corp.	1,450	24,070
ONEOK, Inc.	710	21,250
Par Pacific Holdings, Inc.*	20	194
PBF Energy, Inc. (Class A Stock)	145	1,653
PDC Energy, Inc.*	137	1,780
Penn Virginia Corp.*	20	126
Phillips 66	777	56,853
Pioneer Natural Resources Co.	281	25,096
QEP Resources, Inc.	300	296
Range Resources Corp.	280	1,632
Renewable Energy Group, Inc.*	40	992
REX American Resources Corp.*	6	357
Ring Energy, Inc.*	50	45
SM Energy Co.	135	547
Southwestern Energy Co.*	810	2,616
Talos Energy, Inc.*	30	342
Valero Energy Corp.	698	44,218
Williams Cos., Inc. (The)	2,034	39,399
World Fuel Services Corp.	90	2,250
WPX Energy, Inc.*	600	3,678
		1,207,341
Paper & Forest Products 0.0%
Boise Cascade Co.	70	2,189
Clearwater Paper Corp.*	10	239

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Paper & Forest Products (cont’d.)
Domtar Corp.	90	$2,103
Louisiana-Pacific Corp.	190	3,800
Mercer International, Inc. (Germany)	60	605
Neenah, Inc.	40	1,954
P.H. Glatfelter Co.	20	292
Schweitzer-Mauduit International, Inc.	60	1,933
		13,115
Personal Products 0.2%
Coty, Inc. (Class A Stock)	420	2,289
Edgewell Personal Care Co.*	80	2,209
Estee Lauder Cos., Inc. (The) (Class A Stock)	384	67,738
Inter Parfums, Inc.	30	1,341
Medifast, Inc.	18	1,366
Nu Skin Enterprises, Inc. (Class A Stock)	97	2,833
USANA Health Sciences, Inc.*	20	1,784
		79,560
Pharmaceuticals 4.5%
Akorn, Inc.*	700	147
Allergan PLC	566	106,034
Amphastar Pharmaceuticals, Inc.*	20	339
ANI Pharmaceuticals, Inc.*	10	400
Bristol-Myers Squibb Co.	4,036	245,429
Catalent, Inc.*	265	18,325
Corcept Therapeutics, Inc.*	150	1,899
Eli Lilly & Co.	1,458	225,465
Endo International PLC*	260	1,196
Innoviva, Inc.*	70	993
Johnson & Johnson	4,527	679,231
Lannett Co., Inc.*	20	191
Merck & Co., Inc.	4,381	347,589
Mylan NV*	816	13,684
Nektar Therapeutics*	260	4,992
Pacira BioSciences, Inc.*	60	2,477
Perrigo Co. PLC	240	12,792
Pfizer, Inc.	9,518	365,111
Phibro Animal Health Corp. (Class A Stock)	20	534
Prestige Consumer Healthcare, Inc.*	80	3,255

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Supernus Pharmaceuticals, Inc.*	70	$1,638
Zoetis, Inc.	823	106,422
		2,138,143
Professional Services 0.4%
ASGN, Inc.*	90	4,181
CoreLogic, Inc.	140	5,379
Equifax, Inc.	218	30,280
Exponent, Inc.	100	7,033
Forrester Research, Inc.*	16	501
FTI Consulting, Inc.*	70	8,915
Heidrick & Struggles International, Inc.	20	449
IHS Markit Ltd.	690	46,437
Insperity, Inc.	70	3,340
Kelly Services, Inc. (Class A Stock)	20	309
Korn Ferry	100	2,883
ManpowerGroup, Inc.	103	7,647
Nielsen Holdings PLC	570	8,396
Resources Connection, Inc.	30	326
Robert Half International, Inc.	200	9,454
TrueBlue, Inc.*	25	388
Verisk Analytics, Inc.	287	43,862
		179,780
Real Estate Management & Development 0.1%
CBRE Group, Inc. (Class A Stock)*	570	24,470
Jones Lang LaSalle, Inc.	95	10,030
Marcus & Millichap, Inc.*	30	872
RE/MAX Holdings, Inc. (Class A Stock)	20	526
Realogy Holdings Corp.	160	694
St. Joe Co. (The)*	50	915
		37,507
Road & Rail 0.9%
ArcBest Corp.	33	672
Avis Budget Group, Inc.*	90	1,483
CSX Corp.	1,347	89,212
Heartland Express, Inc.	40	784
J.B. Hunt Transport Services, Inc.	160	16,179

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Kansas City Southern	180	$23,499
Knight-Swift Transportation Holdings, Inc.	225	8,365
Landstar System, Inc.	70	7,232
Marten Transport Ltd.	33	740
Norfolk Southern Corp.	450	76,995
Old Dominion Freight Line, Inc.	180	26,152
Ryder System, Inc.	80	2,832
Saia, Inc.*	40	3,701
Union Pacific Corp.	1,195	190,949
Werner Enterprises, Inc.	83	3,330
		452,125
Semiconductors & Semiconductor Equipment 4.3%
Advanced Energy Industries, Inc.*	66	3,670
Advanced Micro Devices, Inc.*	2,020	105,828
Analog Devices, Inc.	638	69,925
Applied Materials, Inc.	1,596	79,289
Axcelis Technologies, Inc.*	30	701
Broadcom, Inc.	689	187,146
Brooks Automation, Inc.	130	5,004
Cabot Microelectronics Corp.	52	6,372
CEVA, Inc.*	16	502
Cirrus Logic, Inc.*	100	7,560
Cohu, Inc.	55	909
Cree, Inc.*	193	8,324
Diodes, Inc.*	80	4,071
DSP Group, Inc.*	40	690
Enphase Energy, Inc.*	130	6,088
First Solar, Inc.*	130	5,721
FormFactor, Inc.*	125	2,913
Ichor Holdings Ltd.*	30	747
Intel Corp.	7,481	448,710
KLA Corp.	277	45,453
Kulicke & Soffa Industries, Inc. (Singapore)	70	1,678
Lam Research Corp.	258	65,862
Maxim Integrated Products, Inc.	470	25,841
MaxLinear, Inc.*	80	1,319
Microchip Technology, Inc.	413	36,232
Micron Technology, Inc.*	1,908	91,374
MKS Instruments, Inc.	95	9,522
Monolithic Power Systems, Inc.	75	14,993

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NVIDIA Corp.	1,057	$308,940
Onto Innovation, Inc.*	84	2,727
PDF Solutions, Inc.*	30	479
Photronics, Inc.*	60	717
Power Integrations, Inc.	63	6,448
Qorvo, Inc.*	204	19,998
QUALCOMM, Inc.	1,972	155,137
Rambus, Inc.*	150	1,880
Semtech Corp.*	110	4,976
Silicon Laboratories, Inc.*	70	6,805
Skyworks Solutions, Inc.	290	30,125
SMART Global Holdings, Inc.*	20	506
SolarEdge Technologies, Inc.*	90	10,043
Synaptics, Inc.*	70	4,577
Teradyne, Inc.	294	18,387
Texas Instruments, Inc.	1,621	188,149
Ultra Clean Holdings, Inc.*	35	644
Universal Display Corp.	80	12,010
Veeco Instruments, Inc.*	25	273
Xilinx, Inc.	444	38,806
Xperi Corp.	50	764
		2,048,835
Software 7.8%
8x8, Inc.*	140	2,374
ACI Worldwide, Inc.*	170	4,658
Adobe, Inc.*	836	295,643
Agilysys, Inc.*	40	784
Alarm.com Holdings, Inc.*	50	2,236
ANSYS, Inc.*	147	38,489
Autodesk, Inc.*	382	71,484
Blackbaud, Inc.	82	4,531
Bottomline Technologies DE, Inc.*	60	2,498
Cadence Design Systems, Inc.*	480	38,942
CDK Global, Inc.	200	7,856
Ceridian HCM Holding, Inc.*	180	10,615
Citrix Systems, Inc.	200	29,002
CommVault Systems, Inc.*	68	2,903
Ebix, Inc.	28	586
Fair Isaac Corp.*	53	18,706
Fortinet, Inc.*	250	26,935

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
Intuit, Inc.	454	$122,494
J2 Global, Inc.	81	6,532
LivePerson, Inc.*	100	2,394
LogMeIn, Inc.	87	7,435
Manhattan Associates, Inc.*	120	8,513
Microsoft Corp.	13,118	2,350,877
MicroStrategy, Inc. (Class A Stock)*	16	2,021
NortonLifeLock, Inc.	970	20,632
OneSpan, Inc.*	30	504
Oracle Corp.	3,740	198,108
Paycom Software, Inc.*	85	22,187
Paylocity Holding Corp.*	60	6,872
Progress Software Corp.	78	3,191
PTC, Inc.*	190	13,157
Qualys, Inc.*	58	6,115
salesforce.com, Inc.*	1,525	246,974
ServiceNow, Inc.*	325	114,250
SPS Commerce, Inc.*	56	3,109
Synopsys, Inc.*	260	40,851
Teradata Corp.*	170	4,180
TiVo Corp.	100	703
Tyler Technologies, Inc.*	67	21,486
		3,760,827
Specialty Retail 2.1%
Aaron’s, Inc.	120	3,829
Abercrombie & Fitch Co. (Class A Stock)	100	1,058
Advance Auto Parts, Inc.	118	14,267
American Eagle Outfitters, Inc.	240	1,908
America’s Car-Mart, Inc.*	10	660
Asbury Automotive Group, Inc.*	38	2,565
AutoNation, Inc.*	109	4,059
AutoZone, Inc.*	44	44,894
Barnes & Noble Education, Inc.*	40	72
Bed Bath & Beyond, Inc.	190	1,176
Best Buy Co., Inc.	386	29,618
Boot Barn Holdings, Inc.*	40	738
Buckle, Inc. (The)	20	306
Caleres, Inc.	53	430
CarMax, Inc.*	285	20,990
Cato Corp. (The) (Class A Stock)	20	225

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Chico’s FAS, Inc.	110	$165
Children’s Place, Inc. (The)	24	709
Conn’s, Inc.*	30	203
Designer Brands, Inc. (Class A Stock)	90	572
Dick’s Sporting Goods, Inc.	110	3,233
Express, Inc.*	30	62
Five Below, Inc.*	100	9,016
Foot Locker, Inc.	180	4,613
GameStop Corp. (Class A Stock)*	30	172
Gap, Inc. (The)	320	2,598
Genesco, Inc.*	30	568
Group 1 Automotive, Inc.	36	2,037
Guess?, Inc.	40	374
Haverty Furniture Cos., Inc.	20	271
Hibbett Sports, Inc.*	10	154
Home Depot, Inc. (The)	1,875	412,181
L Brands, Inc.	350	4,162
Lithia Motors, Inc. (Class A Stock)	40	4,422
Lowe’s Cos., Inc.	1,324	138,689
Lumber Liquidators Holdings, Inc.*	30	212
MarineMax, Inc.*	26	375
Michaels Cos., Inc. (The)*	110	334
Monro, Inc.	53	2,941
Murphy USA, Inc.*	54	5,767
Office Depot, Inc.	690	1,532
O’Reilly Automotive, Inc.*	130	50,224
Rent-A-Center, Inc.	90	1,791
RH*	30	4,313
Ross Stores, Inc.	618	56,461
Sally Beauty Holdings, Inc.*	172	1,670
Shoe Carnival, Inc.	20	472
Signet Jewelers Ltd.	80	805
Sleep Number Corp.*	40	1,196
Sonic Automotive, Inc. (Class A Stock)	20	429
Tailored Brands, Inc.	60	100
Tiffany & Co.	192	24,288
TJX Cos., Inc. (The)	2,070	101,534
Tractor Supply Co.	200	20,286
Ulta Beauty, Inc.*	102	22,228
Urban Outfitters, Inc.*	100	1,734

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Williams-Sonoma, Inc.	140	$8,658
Zumiez, Inc.*	20	423
		1,018,769
Technology Hardware, Storage & Peripherals 4.7%
3D Systems Corp.*	140	1,189
Apple, Inc.	7,185	2,110,953
Diebold Nixdorf, Inc.*	60	296
Hewlett Packard Enterprise Co.	2,124	21,367
HP, Inc.	2,530	39,240
NCR Corp.*	184	3,776
NetApp, Inc.	390	17,070
Seagate Technology PLC	390	19,481
Western Digital Corp.	492	22,671
Xerox Holdings Corp.	297	5,432
		2,241,475
Textiles, Apparel & Luxury Goods 0.6%
Capri Holdings Ltd.*	230	3,508
Carter’s, Inc.	90	7,038
Columbia Sportswear Co.	50	3,644
Crocs, Inc.*	110	2,668
Deckers Outdoor Corp.*	51	7,587
Fossil Group, Inc.*	40	158
G-III Apparel Group Ltd.*	60	680
Hanesbrands, Inc.	543	5,397
Kontoor Brands, Inc.	71	1,378
Movado Group, Inc.	20	206
NIKE, Inc. (Class B Stock)	2,138	186,391
Oxford Industries, Inc.	30	1,258
PVH Corp.	138	6,794
Ralph Lauren Corp.	90	6,640
Skechers U.S.A., Inc. (Class A Stock)*	220	6,200
Steven Madden Ltd.	120	3,008
Tapestry, Inc.	448	6,666
Under Armour, Inc. (Class A Stock)*	270	2,813
Under Armour, Inc. (Class C Stock)*	280	2,596
Unifi, Inc.*	20	207
Vera Bradley, Inc.*	30	165

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
VF Corp.	563	$32,710
Wolverine World Wide, Inc.	130	2,664
		290,376
Thrifts & Mortgage Finance 0.0%
Axos Financial, Inc.*	64	1,475
Flagstar Bancorp, Inc.	40	1,036
HomeStreet, Inc.	30	767
Meta Financial Group, Inc.	42	774
New York Community Bancorp, Inc.	700	7,602
NMI Holdings, Inc. (Class A Stock)*	115	1,555
Northfield Bancorp, Inc.	30	338
Northwest Bancshares, Inc.	170	1,804
Provident Financial Services, Inc.	70	1,005
TrustCo Bank Corp.	50	315
Walker & Dunlop, Inc.	52	1,998
Washington Federal, Inc.	110	2,941
		21,610
Tobacco 0.7%
Altria Group, Inc.	3,226	126,620
Philip Morris International, Inc.	2,688	200,525
Universal Corp.	38	1,838
Vector Group Ltd.	178	1,905
		330,888
Trading Companies & Distributors 0.2%
Applied Industrial Technologies, Inc.	60	3,143
DXP Enterprises, Inc.*	20	298
Fastenal Co.	970	35,133
Foundation Building Materials, Inc.*	30	351
GATX Corp.	60	3,558
GMS, Inc.*	60	1,103
Kaman Corp.	46	1,783
MSC Industrial Direct Co., Inc. (Class A Stock)	70	4,175
NOW, Inc.*	150	926
United Rentals, Inc.*	126	16,191
Veritiv Corp.*	6	56

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors (cont’d.)
W.W. Grainger, Inc.	83	$22,873
Watsco, Inc.	55	8,855
		98,445
Water Utilities 0.1%
American States Water Co.	70	5,556
American Water Works Co., Inc.	318	38,697
California Water Service Group	80	3,594
Essential Utilities, Inc.	390	16,298
		64,145
Wireless Telecommunication Services 0.1%
Shenandoah Telecommunications Co.	70	3,746
Spok Holdings, Inc.	30	308
Telephone & Data Systems, Inc.	120	2,354
T-Mobile US, Inc.*	660	57,948
		64,356

Total Common Stocks (cost $38,447,187)		45,031,929
Exchange-Traded Funds 2.7%
iShares Core S&P 500 ETF	4,150	1,208,314
iShares Core S&P Mid-Cap ETF	250	41,045
iShares Core S&P Small-Cap ETF	595	37,693

Total Exchange-Traded Funds (cost $1,146,388)		1,287,052

Total Long-Term Investments (cost $39,593,575)		46,318,981

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
Description	Shares	Value

Short-Term Investments 3.1%
Affiliated Mutual Funds 2.7%
PGIM Core Ultra Short Bond Fund(w)	1,312,351	$1,312,351
PGIM Institutional Money Market Fund (cost $200; includes $200 of cash collateral for securities on loan)(b)(w)	200	200
Total Affiliated Mutual Funds (cost $1,312,551)		1,312,551

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(k)(n) 0.4%
U.S. Treasury Bills	0.060%	06/18/20	150	149,981
U.S. Treasury Bills	0.090	02/25/21	50	49,939

Total U.S. Treasury Obligations (cost $199,951)					199,920

Total Short-Term Investments (cost $1,512,502)					1,512,471

TOTAL INVESTMENTS 99.6% (cost $41,106,077)				47,831,452
Other assets in excess of liabilities(z) 0.4%					176,973

Net Assets 100.0%					$48,008,425

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $91; cash collateral of $200 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM QMA US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2020
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at April 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	Russell 2000 E-Mini Index	Jun. 2020	$65,335	$13,395
11	S&P 500 E-Mini Index	Jun. 2020	1,596,320	270,823
1	S&P Mid Cap 400 E-Mini Index	Jun. 2020	164,130	35,670
				$319,888
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).